Financial Assets Measured at Fair Value Through Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2025
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income
	December 31, 2024	June 30, 2025
	RM	RM	US$

At beginning of year	38,368,829	127,618,662	28,547,482
Addition	213,286,384	311,697,010	73,989,843
Reclassification from subsidiary to investment, FVOCI	320,030	-	-
Disposals	(77,345,259)	(11,100,757)	(2,635,069)
Fair value adjustment	(45,581,548)	(624,937)	(148,346)
Currency realignment	(1,429,774)	(424,079)	1,645,643
At end of year	127,618,662	427,154,899	101,399,553

	December 31, 2024	June 30, 2025
	RM	RM	US$
Quoted securities
- Treasure Global Inc.	1	-	-
- Founder Group Limited (1)	4,036,771	625,602	148,504
- Sagtec Global Limited (2)	-	7,549,158	1,792,000
	4,036,772	8,174,760	1,940,504

Unquoted securities
- GlobexUS Holdings Corp	6,705,600	6,921,300	1,642,961
- Sagtec Global Limited (2)	7,546,035	-	-
- Reveillon Group Limited (3)	108,883,214	284,739,998	67,590,856
- Elmu Group	1	1	-
- Marvis Inc	447,040	450,840	107,019
- Quantgold Data Group Limited (4)	-	126,879,000	30,118,213
	123,581,890	418,991,139	99,459,049
	127,618,662	427,165,899	101,399,553
(1)	In December 2024, the Company acquired 700,000 ordinary shares in Founder Group Limited, an entity listed on Nasdaq Stock Exchange. During the financial period, the Company disposed 501,995 ordinary shares.

(2)	In October 2023, the Company received a total of 800,000 ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered. On March 7, 2025, Sagtec Global Limited was successfully listed in Nasdaq Capital Market. As a result, the investment was reclassified from unquoted security to a quoted security, and the Company subsequently revalued the shares to reflect the market price. At the same day, the Company acquired a total of 529,200 of ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered valued at US$ 2,116,800. On April 28, 2025, the Company disposed 529,200 shares to Sagtec Global Limited for US$1.59 million and have a loss on disposal of US$527 thousand.
(3)	In December 2024, the Company acquired approximately 13.53% equity interest (representing 8,118,827 ordinary shares) in Reveillon Group Limited, a company incorporated in the British Virgin Islands, for a consideration of US$24,356,481.
(4)	On June 26, 2025, the Company acquired approximately 20% of ownership interest in Quantgold Data Group Limited, an entity incorporated in British Virgin Islands, valued at US$ 30,000,000, through a share swap agreement.